Property Plant and Equipment - Additional Information (Detail) $ in Thousands, € in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020 CLP ($)	Dec. 31, 2021 CLP ($) GW MW	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2021 EUR (€)
Disclosure Of Property Plant And Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects		$ 898,459,952	$ 745,608,250
Capitalized financial expenses in works in progress		61,513,684	33,109,819	$ 9,321,354
Capitalized personnel expenses in work-in-progress		31,157,196	$ 25,539,316	$ 17,610,861
Weighted average borrowing rate			4.60%	6.84%
Carrying amount		6,110,688,761	$ 5,033,496,472	$ 5,304,476,114
Cash disbursements		1,675,012,361	780,827,755
Contractual commitments for the acquisition of property, plants and equipment		119,301,305	303,709,257
Property, plant and equipment pledged as security for liabilities		0	0
Additional impairment loss recognised			697,856,387
Write Off Of Property Plant And Equipment				1,629,983
Depreciation		194,764,011	211,528,014
Retirement of property plant and equipment				1,880,608
Write-off Property, Plant and Equipment				3,510,591
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects		894,031,403	744,544,601
Carrying amount		2,404,299,833	1,567,685,720	1,048,988,931
Networks, investments in operating plants and new projects under construction
Disclosure Of Property Plant And Equipment [Line Items]
Investment on property plant and equipment, maintenance to plants		2,404,299,833	1,567,685,720
Hydroelectric Power Plant [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount		$ 790,358,312	637,303,224
Installed capacity of power plant | MW		150
Sol de Lila, Azabache, Domeyko, Valle del Sol, Finis Terrae, Renaico II, Cerro Pabelln and Campos del Sol projects [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount		$ 1,092,094,271	436,164,981
Installed capacity of power plant | GW		1.3
Tarapaca Plant [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount after impairment				1,613,803
Impairment loss recognised				197,188,542
Bocamina I [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount after impairment				6,362,581
Impairment loss recognised				82,831,721
Bocamina II [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount after impairment			2,014,684
Additional impairment loss recognised		$ 28,773,083
Depreciation				4,083,855
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount		78,715,479	78,366,909	$ 77,754,923
Distribution [Member] | Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount		131,899,846	$ 148,835,155
Empresa Nacional de Geotermia SA [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss recognised	$ 378,993
Generating Companies [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Insurance Policies Amount For All Risks		964,590,000			€ 1,000
Third Party Damages Insurance [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Civil Liability Insurance Amount		385,836,000			400
Environmental Damages Insurance [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Civil Liability Insurance Amount		$ 19,291,800			€ 20
Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average borrowing rate		6.86%
Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average borrowing rate		7.39%